Risk management (Details 8) $ in Millions	Dec. 31, 2017 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Loans (principal and interests)	$ 67,549,952
Trade and other accounts payable	7,103,022
Total	74,652,974
Up to 1 year
Disclosure of detailed information about financial risk management [Line Items]
Loans (principal and interests)	5,040,130
Trade and other accounts payable	6,968,207
Total	12,008,337
1-5 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (principal and interests)	28,151,892
Trade and other accounts payable	134,815
Total	28,286,707
5-10 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (principal and interests)	18,873,280
Trade and other accounts payable	0
Total	18,873,280
> 10 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (principal and interests)	15,484,650
Trade and other accounts payable	0
Total	$ 15,484,650